Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Loss before tax	€ (49,271)	€ (33,619)	€ (30,218)
Theoretical tax rate	26.50%	28.00%	31.00%
Tax benefit at theoretical rate	€ 13,057	€ 9,413	€ 9,368
Tax credits	1,078	2,143	1,330
Permanent differences	85	1,641	(21)
Other differences	(582)	(471)	(404)
Tax rate differences	364	0	0
Tax rate differences	80
Non recognition of deferred tax assets related to tax losses and temporary differences	(13,921)	(12,726)	(10,272)
Current taxes	€ 364
Effective tax rate	0.74%
Deferred tax assets	€ 0	€ 0	€ 0